Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Intangible Assets

	Fair	Average
	Value	Estimated Life
Patent products	$2,344,900	14
Trade names & trademarks	1,106,000	Indefinite
Customer/distribution list	1,461,300	6
Accumulated amortization	(1,918,200)
Total	$2,994,000